Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Summary of cash and cash equivalents balance

	As of December 31,
	2024	2025
	RMB	RMB
Short‑term bank deposits with initial terms within three months	337,855	780,197
Cash at bank	5,255,637	4,586,942
Cash and cash equivalents	5,593,492	5,367,139